Pension and Non-pension Post-employment Benefit Plans - Summary of Accrued Benefit Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	$ (1.8)	$ (2.1)	$ (1.7)
Past service cost and settlement/curtailment losses	(0.1)	(1.9)	0.0
Interest cost	$ 0.8	$ 1.3	1.6
Weighted average duration of defined benefit obligation | year	18	19
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Current service cost	$ (2.2)	$ (2.0)	(1.9)
Past service cost and settlement/curtailment losses	(1.2)	(0.6)	0.0
Interest cost	$ (2.6)	$ (2.6)	(2.6)
Weighted average duration of defined benefit obligation | year	13	14
Accrued benefit obligations | Pension Plans
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	$ 355.8	$ 325.6
Current service cost	1.8	2.1
Past service cost and settlement/curtailment losses	0.1	1.9
Interest cost	8.6	8.7
Actuarial (losses) gains in other comprehensive income from changes in demographic assumptions	(3.7)	5.4
Actuarial (losses) gains in other comprehensive income from changes in financial assumptions	(19.9)	2.9
Actuarial (losses) gains in other comprehensive income from experience adjustments	0.2	0.1
Settlement payments from employer	0.0	0.0
Settlement payments from plan	0.1	(11.7)
Benefit payments from plan	(12.7)	(10.5)
Benefit payments from employer	(1.0)	(0.1)
Foreign currency exchange rate changes and other	(19.7)	31.4
Accrued benefit obligations, end of year	309.6	355.8	325.6
Accrued benefit obligations | Other Benefit Plans
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	75.5	65.8
Current service cost	2.2	2.0
Past service cost and settlement/curtailment losses	1.2	0.6
Interest cost	2.6	2.6
Actuarial (losses) gains in other comprehensive income from changes in demographic assumptions	0.0	0.2
Actuarial (losses) gains in other comprehensive income from changes in financial assumptions	(3.5)	2.9
Actuarial (losses) gains in other comprehensive income from experience adjustments	(0.5)	0.6
Settlement payments from employer	(2.5)	(2.0)
Settlement payments from plan	0.0	0.0
Benefit payments from plan	0.0	0.0
Benefit payments from employer	(2.3)	(2.5)
Foreign currency exchange rate changes and other	(4.6)	5.3
Accrued benefit obligations, end of year	$ 68.1	$ 75.5	$ 65.8